SHARE-BASED COMPENSATION	9 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION
In accordance with the Company’s stock incentive plans, the Company may grant stock option awards to employees, consultants and non-employee members of the Company’s Board of Directors. The Company may grant restricted stock awards to employees, consultants and non-employee members of the Company’s Board of Directors.
On May 16, 2022, the Company adopted the 2022 Equity Incentive Plan (“2022 Plan”) whereby the Company may grant up to 10,000,000 shares of the Company’s voting common stock. Commencing on the first day of each fiscal year beginning January 1, 2023 and ending January 1, 2032, the available shares under the 2022 Plan are to be increased by a number of shares of voting common stock of the Company equal to the lesser of (a) 5% of the aggregate number of shares outstanding on the final day of the immediately preceding fiscal year and (b) such smaller number of shares as determined by a committee as defined in the 2022 Plan. As a result, effective January 1, 2025 and 2024, the available shares under the 2022 Plan were increased for a new total of 18,852,332 and 15,658,356 shares, respectively. In addition to the 2022 Plan, the Company has outstanding stock awards granted pursuant to the 2021 Stock Option and Incentive Plan for Employees and Consultants (“2021 Plan”) which was effective January 26, 2021, the 2013 Director Stock Incentive Plan and the 2013 Employee Stock Incentive Plan (together, the “2013 Plans”), which were both effective November 15, 2013 and the 2008 Director Stock Incentive Plan and the 2008 Employee and Consultant Stock Incentive Plan (“2008 Plans”). During the year ended December 31, 2022, the Company terminated the 2021 Plan and the 2013 Plans. The Company terminated the 2008 Plans on May 26, 2018. The number of shares issuable in accordance with the Company’s various Employee and Director Stock Incentive Plans at December 31, 2024 and at December 31, 2023 were 24,682,754, and 26,354,574 shares, respectively.
Valuation Assumptions
Share-based compensation payments related to stock options are recognized in the consolidated financial statements based on the grant date fair value using the Black-Scholes option pricing model. Share-based compensation expense is recognized over the related service or vesting period, net of actual forfeitures. The following assumptions were used by the Company for determining the fair value of awards granted:

	December 31,
	2024	2023	2022
Weighted-average expected term (years)	5.1 – 6.0	5.0 – 6.0	5.0 – 6.0
Volatility (range)	26.3% – 27.4%	26.2% – 27.6%	24.9% – 26.9%
Risk-free interest rate (range)	3.6% – 4.5%	3.6% – 4.7%	1.9% – 4.3%
Dividend yield	0.00%	0.00%	0.00%
Stock options
The Company granted options to purchase shares of preferred stock and common stock under the Company’s stock incentive plans. There were options to acquire 21,204,908 shares (consisting of 950,416 shares of preferred stock and 20,254,492 shares of voting and non-voting common stock) and 21,168,964 shares (consisting of 1,000,416 shares of preferred stock and 20,168,548 shares of voting and non-voting common stock) outstanding at December 31, 2024 and 2023, respectively. The options are exercisable at prices that range from $12.00 to $26.00 per share. The options generally vest over a period of up to five years and expire after ten years.
The options to purchase shares of preferred stock were granted to directors, employees and consultants under the 2008 Plans which were terminated on May 26, 2018. Share-based compensation expense related to the options for preferred stock had been fully recognized as of December 31, 2021.
The weighted-average grant-date fair value of options granted during the years 2024, 2023 and 2022 was $6.98, $6.70 and $6.52, respectively. The total intrinsic value of options exercised during the years ended December 31, 2024, 2023 and 2022 was $6.6 million, $2.3 million and $5.6 million, respectively.
Share-based compensation expense is included in compensation and benefits expense in the consolidated statements of operations. The following table summarizes information about the stock option activity for the years ended December 31, 2024, 2023 and 2022 (recognized and unrecognized share-based compensation expense, in thousands):

	December 31,
	2024	2023	2022
Share-based compensation expense recognized	$12,309	$12,474	$11,151
Share-based compensation expense unrecognized	$18,017	$15,472	$11,670
Weighted average period of unrecognized share-based compensation cost	1.88 years	2.02 years	1.74 years
Due to the full valuation allowance provided on its net deferred tax assets, the Company had not recorded any tax benefit attributable to stock-based awards for the years ended December 31, 2024, 2023 and 2022.
The following table summarizes information about the stock option activity during the years ended December 31, 2024, 2023 and 2022 (aggregate intrinsic value, in thousands):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life (in Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	21,643,645	$12.70	5.81	$283,223
Granted	1,187,035	$25.78
Exercised	(461,209)	$11.00
Cancelled, expired or forfeited	(155,791)	$14.70
Outstanding at December 31, 2022	22,213,680	$13.42	5.01	$149,713
Exercisable at December 31, 2022	18,787,442	$12.54	4.51	$138,860
Granted	2,461,387	$20.04
Exercised	(282,250)	$12.06
Cancelled, expired or forfeited	(3,223,853)	$10.22
Outstanding at December 31, 2023	21,168,964	$14.68	5.42	$119,677
Exercisable at December 31, 2023	17,489,973	$13.60	4.73	$115,513
Granted	2,489,785	$20.07
Exercised	(835,541)	$12.23
Cancelled, expired or forfeited	(1,618,300)	$14.03
Outstanding at December 31, 2024	21,204,908	$15.47	5.36	$149,710
Exercisable at December 31, 2024	17,565,664	$14.43	4.64	$142,023
Additional information regarding stock options outstanding as of December 31, 2024 is as follows (aggregate intrinsic value, in thousands):

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number of Options Outstanding	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value	Number of Exercisable Options	Aggregate Intrinsic Value
$12.00	9,260,428	2.90	$95,753	9,260,428	$95,753
$13.50	200,000	5.17	1,768	200,000	1,768
$14.00	771,689	5.35	6,436	771,689	6,436
$15.22	2,854,875	5.97	20,327	2,854,875	20,327
$15.50	155,000	6.30	1,060	155,000	1,060
$16.14	2,186,742	6.54	13,558	2,186,742	13,558
$16.34	54,500	6.90	327	54,500	327
$19.84	1,881,761	8.24	4,706	795,706	1,989
$20.00	446,827	9.20	1,046	154,027	360
$20.08	1,744,256	9.44	3,943	50,000	113
$20.60	24,787	8.97	43	24,787	43
$20.76	456,477	8.62	721	168,839	267
$21.32	21,148	9.74	22	21,148	22
$24.70	94,994	7.75	NA	63,334	NA
$25.78	581,519	7.21	NA	395,512	NA
$25.98	287,410	7.42	NA	287,410	NA
$26.00	182,495	7.80	NA	121,667	NA
	21,204,908	5.36	$149,710	17,565,664	$142,023
Additional information regarding stock options outstanding as of December 31, 2023 is as follows (aggregate intrinsic value, in thousands):

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number of Options Outstanding	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value	Number of Exercisable Options	Aggregate Intrinsic Value
$12.00	11,283,513	3.31	$90,268	11,283,513	$90,268
$13.50	200,000	6.18	1,300	200,000	1,300
$14.00	771,689	6.50	4,630	771,689	4,630
$15.22	2,862,738	6.97	13,685	2,514,547	12,020
$15.50	188,329	7.30	848	136,667	615
$16.14	2,186,684	7.60	8,441	1,686,204	6,509
$16.34	54,492	7.90	199	36,334	133
$19.84	1,911,433	9.22	306	239,285	38
$20.60	24,787	9.97	NA	24,787	NA
$20.76	516,277	9.62	NA	12,500	NA
$24.70	94,994	8.75	NA	31,668	NA
$25.78	604,123	8.21	NA	204,534	NA
$25.98	287,410	8.44	NA	287,410	NA
$26.00	182,495	8.80	NA	60,835	NA
	21,168,964	5.42	$119,677	17,489,973	$115,513
Restricted Stock
The Company granted 608,134 and 1,999,113 shares of restricted voting common stock during the years ended December 31, 2024 and 2023, respectively, to certain Company executives and other employees. In 2022, the Company granted 218,306 shares of restricted non-voting common stock and 134,553 shares of restricted voting common stock. The Company grants restricted stock awards that vest upon the satisfaction of both time-based service and performance-based conditions. In certain cases, restricted stock is granted to certain employees that vest only upon the satisfaction of performance-based conditions such as the Company's consummation of a deemed liquidation event or an IPO. As of December 31, 2024 and 2023, no share-based compensation expense had been recognized for such awards with a performance condition based on the occurrence of a qualifying event.
The total fair value of restricted stock that vested during 2024 and 2023 was $30.8 million and $9.8 million, respectively. Total compensation expense related to the shares granted was $28.0 million, $12.7 million and $7.9 million for the years ended December 31, 2024, 2023 and 2022, respectively. The compensation expense related to restricted stock is included in employee compensation and benefits on the consolidated statements of operations. Share-based compensation expense related to the restricted stock awards is measured at the grant date fair value of the Company's common stock (see Note 15 - Fair Value Measurement for details regarding the Company's common stock valuation). As of December 31, 2024, there was $38.4 million of unrecognized compensation cost. Of this amount, $26.0 million relates to awards for which the time-based vesting condition is not fully satisfied, the weighted average period of unrecognized share-based compensation cost is 1.08 years. Unrecognized share-based compensation of $12.4 million relates to awards for which the performance-based vesting condition had not yet been satisfied.
The following table summarizes information about the unvested restricted stock activities during the years ended December 31, 2024, 2023 and 2022:

	Number of Shares	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2021	2,781,117	$15.64
Awarded	352,859	$24.60
Vested	(162,500)	$11.60
Cancelled or forfeited	(14,286)	$12.82
Outstanding at December 31, 2022	2,957,190	$16.94
Awarded	1,999,113	$20.40
Vested	(443,552)	$15.94
Cancelled or forfeited	(375)	$19.16
Outstanding at December 31, 2023	4,512,376	$17.42
Awarded	608,134	$20.10
Vested	(1,476,930)	$15.46
Cancelled or forfeited	(166,917)	$14.15
Outstanding at December 31, 2024	3,476,663	$18.85
In 2010 and 2011, in addition to grants issued under the Employee and Director Stock Incentive Plans, the Company also granted restricted stock awards to certain employees and non-employee service providers that, at the original grant or when subsequently modified, vest only upon the satisfaction of performance-based conditions such as the Company's consummation of a deemed liquidation event or an IPO. The total unvested restricted shares related to these grants were 714,310 as of December 31, 2024 and 2023 with weighted-average grant date fair value of $9.82 per share. For the years ended December 31, 2024, 2023 and 2022, no share-based compensation expense had been recognized for such awards as the vesting performance condition was not probable. As of December 31, 2024, there was $3.8 million of unrecognized compensation costs related to these awards.
SHARE-BASED COMPENSATION
In accordance with the Company’s stock incentive plans, the Company may grant stock option awards to employees, consultants and non-employee members of the Company’s Board of Directors. The Company may grant restricted stock awards to employees, consultants and non-employee members of the Company’s Board of Directors.
On May 16, 2022, the Company adopted the 2022 Equity Incentive Plan (“2022 Plan”) whereby the Company may grant up to 10,000,000 shares of the Company’s voting common stock. Commencing on the first day of each fiscal year beginning January 1, 2023 and ending January 1, 2032, the available shares under the 2022 Plan are to be increased by a number of shares of voting common stock of the Company equal to the lesser of (a) 5% of the aggregate number of shares outstanding on the final day of the immediately preceding fiscal year and (b) such smaller number of shares as determined by a committee as defined in the 2022 Plan. As a result, effective January 1, 2025, the available shares under the 2022 Plan were increased to a total of 18,852,332 shares. In addition to the 2022 Plan, the Company has outstanding stock awards granted pursuant to the 2021 Stock Option and Incentive Plan for Employees and Consultants (“2021 Plan”) which was effective January 26, 2021, the 2013 Director Stock Incentive Plan and the 2013 Employee Stock Incentive Plan (together, the “2013 Plans”), which were both effective November 15, 2013 and the 2008 Director Stock Incentive Plan and the 2008 Employee and Consultant Stock Incentive Plan (together, the “2008 Plans”). During the year ended December 31, 2022, the Company terminated the 2021 Plan and the 2013 Plans. The Company terminated the 2008 Plans on May 26, 2018. As of September 30, 2025, there were 23,761,042 shares issuable in accordance with the Company’s various Employee and Director Stock Incentive Plans.
Stock Options
Share-based compensation payments related to stock options are recognized in the condensed consolidated financial statements based on the grant date fair value using the Black-Scholes option pricing model. Share-based compensation expense is recognized over the related service or vesting period, net of actual forfeitures. The following assumptions were used by the Company for determining the fair value of awards granted:

	Nine Months Ended September 30,
	2025	2024
Weighted-average expected term (years)	5.3 – 6.3	5.1 – 6.0
Volatility (range)	26.2% – 27.2%	26.3% – 27.4%
Risk-free interest rate (range)	3.8% – 4.1%	3.6% – 4.5%
Dividend yield	0.00%	0.00%
The options are exercisable at prices that range from $12.00 to $26.00 per share and generally vest over a period of up to five years and expire after ten years.
The weighted-average grant-date fair value of options granted during the nine months ended September 30, 2025 and 2024 was $7.73 and $6.98, respectively. The total intrinsic value of options exercised during the nine months ended September 30, 2025 and 2024 was $18.3 million and $6.4 million, respectively.
Share-based compensation expense is included in compensation and benefits expense in the condensed consolidated statements of operations. Stock-based compensation expense related to stock options was $4.2 million and $3.6 million for the three months ended September 30, 2025 and 2024, respectively, and $10.2 million and $9.1 million for the nine months ended September 30, 2025 and 2024, respectively. As of September 30, 2025, there were $27.4 million in total unrecognized compensation costs related to stock options. These costs are expected to be recognized over a weighted average period of 2.17 years.
The following table summarizes information about the stock option activity during the nine months ended September 30, 2025 (aggregate intrinsic value, in thousands):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2024	21,204,908	$15.47	5.36	$149,710
Granted	2,617,306	$22.41
Exercised	(1,363,953)	$13.02
Cancelled, expired or forfeited	(285,674)	$19.90
Outstanding at September 30, 2025	22,172,587	$16.38	5.37	$529,497
Exercisable at September 30, 2025	17,665,947	$15.08	4.43	$444,759
Additional information regarding stock options outstanding as of September 30, 2025 is as follows (aggregate intrinsic value, in thousands):

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number of Options Outstanding	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value	Number of Exercisable Options	Aggregate Intrinsic Value
$12.00	8,236,344	2.41	$232,759	8,236,344	$232,759
$13.50	200,000	4.43	5,352	200,000	5,352
$14.00	758,559	4.60	19,920	758,559	19,920
$15.22	2,495,355	5.21	62,484	2,495,355	62,484
$15.50	154,998	5.55	3,838	154,998	3,838
$16.14	2,173,658	5.79	52,429	2,173,658	52,429
$16.34	54,497	6.15	1,304	54,497	1,304
$19.84	1,858,135	7.48	37,943	1,318,993	26,934
$20.00	363,518	8.44	7,365	235,420	4,770
$20.08	1,715,480	8.69	34,618	593,163	11,970
$20.60	24,784	8.22	487	24,784	487
$20.76	440,473	7.87	8,589	300,182	5,854
$21.32	21,148	9.00	401	21,148	401
$22.34	291,541	9.41	5,224	102,787	1,842
$22.40	2,232,211	9.71	39,867	—	—
$23.00	80,000	9.86	1,381	—	—
$24.70	94,999	7.00	1,478	63,336	986
$25.78	556,986	6.46	8,065	556,986	8,065
$25.98	287,401	6.65	4,104	287,401	4,104
$26.00	132,500	7.05	1,889	88,336	1,260
	22,172,587	5.37	$529,497	17,665,947	$444,759
Restricted Stock
The Company grants restricted stock awards to certain executives and other employees that vest upon the satisfaction of both time-based service and performance-based conditions. In certain cases, restricted stock is granted to certain employees that vest only upon the satisfaction of performance-based conditions such as the Company’s consummation of a deemed liquidation event or an IPO.
The total fair value as of the respective vesting dates of restricted stock was $52.4 million and $29.0 million for the nine months ended September 30, 2025 and 2024, respectively, including the $46.8 million fair value of 2,035,000 restricted stock that vested upon IPO for the nine months ended September 30, 2025. Total compensation expense related to the shares granted was $21.3 million and $7.5 million for the three months ended September 30, 2025 and 2024, respectively, and $33.9 million and $21.3 million for the nine months ended September 30, 2025 and 2024, respectively. Of these amounts, for the three and nine months ended September 30, 2025, the Company recognized $11.9 million of compensation expense related to certain awards where the performance condition was met upon the completion of the IPO in August 2025 and $7.2 million of compensation expense related to certain awards that vest upon IPO and satisfaction of a subsequent time-based service condition. The compensation expense related to restricted stock is included in employee compensation and benefits on the condensed consolidated statements of operations. Share-based compensation expense related to the restricted stock awards is measured at the grant date fair value of the Company’s common stock. See Note 15 - Fair Value Measurement for details regarding the Company’s common stock valuation prior to the IPO. As of September 30, 2025, there was $13.4 million of unrecognized compensation cost. Of this amount, $11.9 million relates to awards for which the time-based vesting condition is not fully satisfied, the weighted average period of unrecognized share-based compensation cost is 0.77 year. Unrecognized share-based compensation of $1.4 million relates to awards for which the performance-based vesting condition had not yet been satisfied.
The following table summarizes information about the unvested restricted stock activities during the nine months ended September 30, 2025:

	Number of Shares	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2024	3,476,663	$18.85
Awarded	400,000	$22.40
Vested	(2,284,040)	$18.94
Cancelled or forfeited	(4,168)	$19.15
Outstanding at September 30, 2025	1,588,455	$18.74
In 2010 and 2011, in addition to grants issued under the Employee and Director Stock Incentive Plans, the Company also granted restricted stock awards to certain employees and non-employee service providers that, at the original grant or when subsequently modified, vest only upon the satisfaction of performance-based conditions such as the Company’s consummation of a deemed liquidation event or an IPO. As of December 31, 2024, there were 714,310 unvested restricted shares related to these grants with weighted-average grant date fair value of $9.82 per share and $3.8 million of unrecognized compensation costs. For the three and nine months ended September 30, 2025, the Company recognized the entire $3.8 million of share-based compensation expense related to these awards as the restricted shares vested upon the completion of the IPO in August 2025. At vesting date, the total fair value of the restricted shares amounted to $16.4 million.